Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary of information about leases in income statement
The amounts recognised in the income statement are as follows:

All figures in £ millions	Note	2024	2023	2022

Interest on lease liabilities		(22)	(23)	(25)

Expenses relating to short-term leases		–	–	–

Depreciation of right-of-use assets	10	(35)	(39)	(45)

Impairment of right-of-use assets	10	–	(2)	(34)

Summary of maturities of operating lease payments
Lease liabilities are included within financial liabilities – borrowings in the balance sheet, see note 18. The maturities of the Group’s lease liabilities are as follows:

All figures in £ millions	2024	2023

Less than one year	85	84

One to five years	270	286

More than five years	276	301

Total undiscounted lease liabilities	631	671

Lease liabilities included in the balance sheet	517	547

Analysed as:

Current	65	64

Non-current	452	483

Summary of information about leases in cash flow statement	The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2024	2023	2022

Total cash outflow for leases as a lessee	100	107	118

Summary of information about leases of lessor in income statement
The amounts recognised in the income statement are as follows:

All figures in £ millions	2024	2023	2022

Interest on lease receivables	4	4	5

Income from subleasing right-of-use assets (within other income)	9	6	4

Summary of information about leases of lessor in cash flow statement	The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2024	2023	2022

Total cash inflow for leases as a lessor	22	19	23

Summary of detailed information about undiscounted lease payments to be received after the reporting date	The following table sets out the maturity analysis of lease payments receivable for subleases classified as operating leases, showing the undiscounted lease payments to be received after the reporting date, and subleases classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable. During the year, the investment in finance lease receivable decreased by £17m (2023: decreased £21m), primarily due to payments received.

All figures in £ millions	Operating leases	Finance leases	2024 Total	2023 Total	2022 Total

Less than one year	9	22	31	31	24

One to two years	10	23	33	33	28

Two to three years	10	23	33	34	28

Three to four years	10	16	26	34	28

Four to five years	10	4	14	27	29

More than five years	34	2	36	54	44

Total undiscounted lease payments receivable	83	90	173	213	181

Unearned finance income		(7)

Net investment in finance lease receivable		83